UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2004

Check here if Amendment  [    ];  Amendment Number:
This Amendment  (Check only one.):    [     ]  is a restatement.
                                      [     ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:              Amerindo Investment Advisors Inc.
Address:           One Embarcadero Center, Suite 2300
                   San Francisco, California 94111

Form 13F File Number:     28-2623

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report of Behalf of Reporting Manager:

Name:         Dana E. Smith
Title:        Chief Compliance Officer
Phone:        212-371-6360

Signature, Place, and Date of Signing:

/s/ Dana E. Smith   New York, New York     November 5, 2004

Report Type  (Check only one.):

[  X  ]    13F HOLDINGS REPORT.  (Check here if all holdings of this
           reporting manager are reported in this report.)

[     ]    13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[     ]    13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)









FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               1

Form 13F Information Table Entry Total:          60

Form 13F Information Table Value Total:          $1,201,109 (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

       No.        13F File Number        Name

       01         28-10424       Amerindo Investment Advisors Inc. Offshore

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                                              FORM 13F INFORMATION TABLE
                                                                         VALUE  SHARES/ SH/Put/INVSTMT OTHRVOTING AUTHORITY
NAME OF ISSUER                                TTL OF CLASS  CUSIP     (X$1000) PRN  AMT PRNCallDSCRETN MGRSSOLE    SHARED NONE
Abgenix, Inc.                                 COM           00339B107         52     5262 SH     DEFINED 01     5262      0   0
Alcatel                                       COM           013904305       1156    98510 SH     SOLE          98510      0   0
Alexion Pharmaceuticals Inc.                  COM           015351109        379    21052 SH     DEFINED 01    21052      0   0
Amazon.com, Inc.                              COM           023135106        674    16500 SH     DEFINED 01    16500      0   0
Amazon.com, Inc.                              COM           023135106      86129  2107900 SH     SOLE        2107900      0   0
American SuperConductors Corp.                COM           030111108       7372   593550 SH     SOLE         593550      0   0
Ariba, Inc.                                   COM           04033V203         97    10416 SH     SOLE          10416      0   0
Ask Jeeves 				      COM           045174109       3467   106000 SH     DEFINED 01   106000      0   0
Ask Jeeves	                              COM           045174109      11792   360500 SH     SOLE         360500      0   0
Broadcom, Inc.                                COM           111320107        123     4500 SH     SOLE           4500      0   0
Brocade Communications Systems                COM           111621108        404    71557 SH     DEFINED 01    71557      0   0
Brocade Communications Systems                COM           111621108         82    14547 SH     SOLE          14547      0   0
CancerVax Corporation                         COM           13738Y107         30     3700 SH     DEFINED 01     3700      0   0
CancerVax Corporation                         COM           13738Y107      10512  1297756 SH     SOLE        1297756      0   0
Centura Software Corporation                  COM           15640W103          0      500 SH     DEFINED 01      500      0   0
CheckPoint Software                           COM                            424    25000 SH     SOLE          25000      0   0
CIENA Corporation                             COM           171779101         56    28416 SH     SOLE          28416      0   0
Cygnus, Inc.                                  COM           232560102          0     1000 SH     DEFINED 01     1000      0   0
Divine Inc.                                   COM           255402406          0     3393 SH     DEFINED 01     3393      0   0
Drugstore.com                                 COM           262241102        730   213400 SH     SOLE         213400      0   0
eBay Inc.                                     COM           278642103       1287    14000 SH     DEFINED 01    14000      0   0
eBay Inc.                                     COM           278642103     178987  1946783 SH     SOLE        1946783      0   0
Enron Corporation                             COM           293561106          2    60000 SH     DEFINED 01    60000      0   0
Eyetech Pharmaceuticals                       COM           302297106       6207   182613 SH     DEFINED 01   182613      0   0
Eyetech Pharmaceuticals                       COM           302297106      59625  1754195 SH     SOLE        1754195      0   0
FlexiInternational Software, Inc.             COM           338923105          5    45000 SH     DEFINED 01    45000      0   0
Genzyme Corporation General Div               COM           372917104        274     5028 SH     DEFINED 01     5028      0   0
Gilead Sciences, Inc.                         COM           375558103        897    24000 SH     DEFINED 01    24000      0   0
Gilead Sciences, Inc.                         COM           375558103      81526  2181000 SH     SOLE        2181000      0   0
HomeStore.com, Inc.                           COM           437852106      17386  7526538 SH     SOLE        7526538      0   0
iBEAM Broadcasting                            COM           45073P408          0      850 SH     DEFINED 01      850      0   0
Imclone Systems, Inc.                         COM           45245W109     118907  2249900 SH     SOLE        2249900      0   0
InfoSpace                                     COM           48678T201       3791    80000 SH     SOLE          80000      0   0
Juniper Networks, Inc.                        COM           48203R104      44630  1891100 SH     SOLE        1891100      0   0
Mercury InterActive                           COM           589405109      23195   665000 SH     SOLE         665000      0   0
Net2000 Communications                        COM           64122G103          0      700 SH     DEFINED 01      700      0   0
Onyx Pharmaceuticals                          COM           683399109       5230   121600 SH     DEFINED 01   121600      0   0
Onyx Pharmaceuticals                          COM           683399109      17312   402500 SH     SOLE         402500      0   0
OSI Pharmaceuticals                           COM           671040103       8647   140700 SH     DEFINED 01   140700      0   0
OSI Pharmaceuticals                           COM           671040103      76057  1237500 SH     SOLE        1237500      0   0
Paragon Financial Group                       COM           69912C105          2    21488 SH     DEFINED 01    21488      0   0
Paragon Financial Group                       COM           69912C105          0     2772 SH     SOLE           2772      0   0
Persistence Software                          COM           715329207         83    15000 SH     SOLE          15000      0   0
Quokka Sports                                 COM           749077400          0      166 SH     DEFINED 01      166      0   0
Red Hat Inc.                                  COM           756577102        245    20000 SH     DEFINED 01    20000      0   0
Red Hat Inc.                                  COM           756577102      50189  4103800 SH     SOLE        4103800      0   0
Research In Motion LTD                        COM           760975102       3573    46800 SH     DEFINED 01    46800      0   0
Research In Motion LTD                        COM           760975102      21925   287200 SH     SOLE         287200      0   0
Salesforce.com                                COM           79466L302        156    10000 SH     DEFINED 01    10000      0   0
Salesforce.com                                COM           79466L302      19870  1271300 SH     SOLE        1271300      0   0
Sonus Networks                                COM           835916107      14206  2523354 SH     SOLE        2523354      0   0
Sycamore Networks                             COM           871206108         91    24100 SH     SOLE          24100      0   0
Time Warner, Inc.                             COM           887317105        137     8500 SH     SOLE           8500      0   0
Verisign, Inc.                                COM           92343E102         50     2500 SH     SOLE           2500      0   0
WebMD Corporation                             COM           94769M105       1976   283900 SH     SOLE         283900      0   0
Webvan Group, Inc.                            COM           94845V103          0    90910 SH     DEFINED 01    90910      0   0
XM Satellite Radio                            COM           983759101       8537   275200 SH     DEFINED 01   275200      0   0
XM Satellite Radio                            COM           983759101      89305  2878942 SH     SOLE        2878942      0   0
Yahoo!                                        COM           984332106        968    28550 SH     DEFINED 01    28550      0   0
Yahoo!                                        COM           984332106     222352  6557116 SH     SOLE        6557116      0   0


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